Schedule of ProCap Shares Details (Details) - Pro Cap BTC [Member]	6 Months Ended
Dec. 31, 2025 shares
Share conversion	74,562,500
Total Units issued	61,650,000
Common Stock [Member]
Common unit	10,000,000
Share conversion	10,000,000
Preferred Stock [Member]
Share conversion	64,562,500
Preferred unit	51,650,000